Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 585,845	$ 8,471	₨ 544,871	₨ 550,402
Cost of revenues	(413,033)	(5,972)	(385,575)	(391,544)
Gross profit	172,812	2,499	159,296	158,858
Selling and marketing expenses	(44,510)	(644)	(42,349)	(40,817)
General and administrative expenses	(35,951)	(520)	(34,141)	(32,021)
Foreign exchange gains/(losses), net	3,215	46	1,488	3,777
Other operating income	4,344	63		4,082
Results from operating activities	99,910	1,444	84,294	93,879
Finance expenses	(7,375)	(107)	(5,830)	(5,942)
Finance and other income	22,923	331	23,999	22,419
Share of net profit /(loss) of associates accounted for using the equity method	(43)	(1)	11
Profit before tax	115,415	1,667	102,474	110,356
Income tax expense	(25,242)	(365)	(22,390)	(25,213)
Profit for the year	90,173	1,302	80,084	85,143
Profit attributable to:
Equity holders of the Company	90,031	1,300	80,081	84,895
Non-controlling interest	142	2	3	248
Profit for the year	₨ 90,173	$ 1,302	₨ 80,084	₨ 85,143
Earnings per equity share: Attributable to equity shareholders of the Company
Basic | (per share)	₨ 14.99	$ 0.22	₨ 12.64	₨ 13.11
Diluted | (per share)	₨ 14.95	$ 0.22	₨ 12.62	₨ 13.07
Weighted average number of equity shares used in computing earnings per equity share
Basic	6,007,376,837	6,007,376,837	6,333,391,200	6,476,108,013
Diluted	6,022,304,367	6,022,304,367	6,344,482,633	6,495,129,517